Consolidated Statements of Changes in Equity - USD ($)	Common Stock [Member]	Common Stock [Member] HCYC Group Company Limited [Member]	Common Stock [Member] Alpha Time Acquisition Corp [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] HCYC Group Company Limited [Member]	Additional Paid-in Capital [Member] Alpha Time Acquisition Corp [Member]	Retained Earnings [Member]	Retained Earnings [Member] HCYC Group Company Limited [Member]	Retained Earnings [Member] Alpha Time Acquisition Corp [Member]	Total	HCYC Group Company Limited [Member]	Alpha Time Acquisition Corp [Member]	Subscription Receivable [Member]	Subscription Receivable [Member] HCYC Group Company Limited [Member]	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] HCYC Group Company Limited [Member]	Total Stockholder Equity [Member]	Total Stockholder Equity [Member] HCYC Group Company Limited [Member]
Balance at Dec. 31, 2022	$ 173			$ 24,827			$ (9,802)			$ 15,198
Balance, shares at Dec. 31, 2022	1,725,000
Issue of ordinary shares	$ 600			59,999,400						60,000,000
Issue of ordinary shares, shares	6,000,000
Overallotment of ordinary shares	$ 90			8,999,910						9,000,000
Overallotment of ordinary shares, shares	900,000
Issuance of ordinary shares for Private Units	$ 37			3,704,963						3,705,000
Issuance of ordinary shares for Private Units, shares	370,500
Overallotment of Private Units	$ 4			386,996						387,000
Overallotment of Private Units, shares	38,700
Sale of Unit Purchase Option				10,781						10,781
Underwriting discount				(1,612,500)						(1,612,500)
Deferred underwriting commission				(2,415,000)						(2,415,000)
Deduction for other offering costs				(865,199)						(865,199)
Initial measurement of ordinary shares subject to redemption under ASC 480-10-S99 against additional paid-in capital	$ (690)			(67,274,310)						(67,275,000)
Initial measurement of ordinary shares subject to redemption under ASC 480-10-S99 against additional paid-in capital, shares	(6,900,000)
Allocation of offering costs to ordinary shares subject to redemption				4,770,382						4,770,382
Accretion of carrying value of redeemable shares				(7,737,382)						(7,737,382)
Transfer of negative APIC to accumulated deficit				2,007,132			(2,007,132)
Subsequent measurement of ordinary shares subject to possible redemption (income earned on trust account) and deposit							(3,820,199)			(3,820,199)
Net income (loss)							1,941,118			1,941,118		$ 1,941,118
Balance at Dec. 31, 2023	$ 214		$ 214				(3,896,015)		$ (3,896,015)	(3,895,801)		(3,895,801)
Balance, shares at Dec. 31, 2023	2,134,200		2,134,200
Balance at Mar. 31, 2023		$ 10,000			$ 1,060,309			$ (882,279)						$ (9,999)		$ 1,880		$ 179,911
Balance, shares at Mar. 31, 2023		10,000
Issue of ordinary shares														9,999				9,999
Net income (loss)								18,206			$ 18,206							18,206
Accumulated other comprehensive loss																467		467
Balance at Mar. 31, 2024	$ 1	$ 10,000	$ 214		1,060,309			(864,073)	(4,405,918)		208,583	(4,405,704)	$ (1)			2,347		208,583
Balance, shares at Mar. 31, 2024	1	10,000	2,134,200
Balance at Dec. 17, 2023	$ 1												(1)
Balance, shares at Dec. 17, 2023	1
Issue of ordinary shares
Issue of ordinary shares, shares
Net income (loss)
Balance at Mar. 31, 2024	$ 1	$ 10,000	$ 214		1,060,309			(864,073)	(4,405,918)		208,583	(4,405,704)	(1)			2,347		208,583
Balance, shares at Mar. 31, 2024	1	10,000	2,134,200
Balance at Dec. 31, 2023	$ 214		$ 214				(3,896,015)		(3,896,015)	(3,895,801)		(3,895,801)
Balance, shares at Dec. 31, 2023	2,134,200		2,134,200
Net income (loss)									442,265			442,265
Subsequent measurement of ordinary shares subject to possible redemption									(952,168)			(952,168)
Balance at Mar. 31, 2024	$ 1	$ 10,000	$ 214		1,060,309			(864,073)	(4,405,918)		208,583	(4,405,704)	(1)			2,347		208,583
Balance, shares at Mar. 31, 2024	1	10,000	2,134,200
Balance at Dec. 31, 2023	$ 214		$ 214				(3,896,015)		(3,896,015)	(3,895,801)		(3,895,801)
Balance, shares at Dec. 31, 2023	2,134,200		2,134,200
Net income (loss)												827,635
Balance at Jun. 30, 2024			$ 214						(4,861,385)			(4,861,171)
Balance, shares at Jun. 30, 2024			2,134,200
Balance at Dec. 31, 2023	$ 214		$ 214				(3,896,015)		(3,896,015)	(3,895,801)		(3,895,801)
Balance, shares at Dec. 31, 2023	2,134,200		2,134,200
Subsequent measurement of ordinary shares subject to possible redemption (income earned on trust account) and deposit							(3,332,552)			(3,332,552)
Net income (loss)							1,498,591			1,498,591		1,498,591
Balance at Dec. 31, 2024	$ 214		$ 214				(5,729,976)		(5,729,976)	(5,729,762)		(5,729,762)
Balance, shares at Dec. 31, 2024	2,134,200		2,134,200
Balance at Mar. 31, 2024	$ 1	$ 10,000	$ 214		1,060,309			(864,073)	(4,405,918)		208,583	(4,405,704)	(1)			2,347		208,583
Balance, shares at Mar. 31, 2024	1	10,000	2,134,200
Net income (loss)									385,370			385,370
Subsequent measurement of ordinary shares subject to possible redemption									(840,837)			(840,837)
Balance at Jun. 30, 2024			$ 214						(4,861,385)			(4,861,171)
Balance, shares at Jun. 30, 2024			2,134,200
Balance at Mar. 31, 2024	$ 1	$ 10,000	$ 214		1,060,309			(864,073)	(4,405,918)		208,583	(4,405,704)	(1)			2,347		208,583
Balance, shares at Mar. 31, 2024	1	10,000	2,134,200
Issue of ordinary shares
Issue of ordinary shares, shares
Net income (loss)								(792,883)			(792,883)							(792,883)
Accumulated other comprehensive loss																3,751		3,751
Balance at Mar. 31, 2025	$ 1	$ 10,000	$ 214		1,060,309			(1,656,956)	(5,968,357)		(580,549)	(5,968,143)	(1)			6,098		(580,549)
Balance, shares at Mar. 31, 2025	1	10,000	2,134,200
Balance at Dec. 31, 2024	$ 214		$ 214				(5,729,976)		(5,729,976)	(5,729,762)		(5,729,762)
Balance, shares at Dec. 31, 2024	2,134,200		2,134,200
Net income (loss)									117,969			117,969
Subsequent measurement of ordinary shares subject to possible redemption									(356,350)			(356,350)
Balance at Mar. 31, 2025	$ 1	$ 10,000	$ 214		1,060,309			(1,656,956)	(5,968,357)		(580,549)	(5,968,143)	(1)			6,098		(580,549)
Balance, shares at Mar. 31, 2025	1	10,000	2,134,200
Balance at Dec. 31, 2024	$ 214		$ 214				(5,729,976)		(5,729,976)	(5,729,762)		(5,729,762)
Balance, shares at Dec. 31, 2024	2,134,200		2,134,200
Net income (loss)												(9,346)
Balance at Jun. 30, 2025			$ 214						(6,308,361)			(6,308,147)
Balance, shares at Jun. 30, 2025			2,134,200
Balance at Mar. 31, 2025	$ 1	$ 10,000	$ 214		$ 1,060,309			$ (1,656,956)	(5,968,357)		$ (580,549)	(5,968,143)	$ (1)			$ 6,098		$ (580,549)
Balance, shares at Mar. 31, 2025	1	10,000	2,134,200
Net income (loss)									(127,315)			(127,315)
Subsequent measurement of ordinary shares subject to possible redemption									(212,689)			(212,689)
Balance at Jun. 30, 2025			$ 214						$ (6,308,361)			$ (6,308,147)
Balance, shares at Jun. 30, 2025			2,134,200